Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Net exposure	kr 343.9	kr 337.4
Central governments
Disclosure of credit risk exposure
Net exposure	166.3	169.6
Regional governments
Disclosure of credit risk exposure
Net exposure	12.4	13.4
Multilateral development banks
Disclosure of credit risk exposure
Net exposure	2.3	0.1
Public Sector Entity
Disclosure of credit risk exposure
Net exposure	1.8	0.6
Financial institutions
Disclosure of credit risk exposure
Net exposure	37.4	34.2
Corporates
Disclosure of credit risk exposure
Net exposure	123.7	119.5
Middle East/ Africa/Turkey
Disclosure of credit risk exposure
Net exposure	4.7	4.6
Middle East/ Africa/Turkey | Corporates
Disclosure of credit risk exposure
Net exposure	4.7	4.6
Asia excl. Japan
Disclosure of credit risk exposure
Net exposure	5.2	6.2
Asia excl. Japan | Central governments
Disclosure of credit risk exposure
Net exposure	0.7	0.7
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	2.9	2.4
Asia excl. Japan | Corporates
Disclosure of credit risk exposure
Net exposure	1.6	3.1
Japan
Disclosure of credit risk exposure
Net exposure	7.2	8.0
Japan | Central governments
Disclosure of credit risk exposure
Net exposure	2.4	4.0
Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.9	0.9
Japan | Corporates
Disclosure of credit risk exposure
Net exposure	3.9	3.1
North America
Disclosure of credit risk exposure
Net exposure	16.0	13.7
North America | Central governments
Disclosure of credit risk exposure
Net exposure	5.1	3.9
North America | Financial institutions
Disclosure of credit risk exposure
Net exposure	6.7	6.9
North America | Corporates
Disclosure of credit risk exposure
Net exposure	4.2	2.9
Oceania
Disclosure of credit risk exposure
Net exposure	0.0	1.1
Oceania | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.0	1.1
Latin America
Disclosure of credit risk exposure
Net exposure	3.8	4.2
Latin America | Central governments
Disclosure of credit risk exposure
Net exposure	0.9	0.9
Latin America | Financial institutions
Disclosure of credit risk exposure
Net exposure		0.3
Latin America | Corporates
Disclosure of credit risk exposure
Net exposure	2.9	3.0
Sweden
Disclosure of credit risk exposure
Net exposure	247.9	241.4
Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	141.5	139.0
Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	12.2	13.2
Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	10.0	8.7
Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	84.2	80.5
West Europe excl. Sweden
Disclosure of credit risk exposure
Net exposure	55.6	54.7
West Europe excl. Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	12.5	18.0
West Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	0.2	0.2
West Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	2.3	0.1
West Europe excl. Sweden | Public Sector Entity
Disclosure of credit risk exposure
Net exposure	1.8	0.6
West Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	16.6	13.6
West Europe excl. Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	22.2	22.2
Central and East European countries
Disclosure of credit risk exposure
Net exposure	3.5	3.5
Central and East European countries | Central governments
Disclosure of credit risk exposure
Net exposure	3.2	3.1
Central and East European countries | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.3	0.3
Central and East European countries | Corporates
Disclosure of credit risk exposure
Net exposure	kr 0.0	kr 0.1